Document and Entity Information	Nov. 08, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2023
Entity File Number	001-40566
Entity Registrant Name	TABOOLA.COM LTD.
Entity Central Index Key	0001840502
Entity Incorporation, State or Country Code	L3
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	16 Madison Square West 7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	206-7633
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Ordinary shares, no par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	TBLA
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	TBLAW
Security Exchange Name	NASDAQ